Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended
	Feb. 13, 2024	Aug. 10, 2023	Feb. 15, 2024	Feb. 22, 2024	Jan. 01, 2024
Subsequent Events [Line Items]
Warrant purchase share			98,565
Exercise price per share (in Dollars per share)		$ 8.75
Ordinary Share over a period		5 years
Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate gross proceeds (in Dollars)			$ 12,000
Issuance of ordinary shares			1,714,200
Public offering price (in Dollars per share)			$ 7
Additional gross proceeds (in Dollars)	$ 1,800
Ordinary shares issued				15,595	63,931
Common stock price per share (in Dollars per share)				$ 3.67
Subsequent Event [Member] | Over-Allotment Option [Member]
Subsequent Events [Line Items]
Issuance of ordinary shares			257,100